Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Total Revenues	$ 471,198	$ 132,752	$ 1,783,130	$ 246,619
Total Cost of Revenue	308,320	76,293	944,706	179,938
Gross profit	162,878	56,459	838,424	66,681
Operating Expenses:
Selling and marketing	26,860	18,356	73,614	40,225
General and administrative	115,390	140,678	309,250	275,781
Total operating expenses	142,250	159,034	382,864	316,006
Income (loss) from operations	20,628	(102,575)	455,560	(249,325)
Other Income (Loss):
Interest income, net	25	9	89	24
Other expenses, net	(538)	(583)	(1,059)	(708)
Other loss, net	(513)	(574)	(970)	(684)
Income (loss) before income taxes	20,115	(103,149)	454,590	(250,009)
Income taxes
Net income (loss)	20,115	(103,149)	454,590	(250,009)
Other Comprehensive Income (Loss):
Foreign currency translation adjustment	320	3,017	2,202	13,544
Comprehensive income (loss)	$ 20,435	$ (100,132)	$ 456,792	$ (236,465)
Earning (loss) per common share, basic	$ 0.00	$ (0.00)	$ 0.01	$ (0.01)
Earning (loss) per common share, diluted	$ 0.00	$ (0.00)	$ 0.01	$ (0.01)
Weighted average number of shares outstanding, basic	45,518,000	45,501,016	45,512,323	45,000,000
Weighted average number of shares outstanding, diluted	45,518,000	45,501,016	45,512,323	45,000,000
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Revenues	$ 460,939	$ 54,720	$ 1,195,986	$ 182,584
Total Cost of Revenue	300,395	31,588	614,569	130,998
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Revenues	10,259	78,032	587,144	64,035
Total Cost of Revenue	$ 7,925	$ 44,705	$ 330,137	$ 48,940